Cover	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2024
Entity File Number	1-41423
Entity Registrant Name	CONNEXA SPORTS TECHNOLOGIES INC.
Entity Central Index Key	0001674440
Entity Tax Identification Number	61-1789640
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2709 N. Rolling Road
Entity Address, Address Line Two	Suite 138
Entity Address, Address Line Three	Windsor Mill
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21244
City Area Code	(443)
Local Phone Number	407-7564
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CNXA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false